Contingent Liabilities and Commitments (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2018	Sep. 01, 2015	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)
Contingent Liabilities and Commitments (Textual)
Restricted bank deposit to secure the rent payment				₪ 162
Minimum lease agreement term		3 years	18 months
Lease agreement term, description	The lease agreement was extended for two additional years until October 14, 2020.
Commitments agreement, description			Israel-United States Binational Industrial Research and Development Foundation (BIRD) for the support of research and development activities. The Company is obligated to pay royalties to BIRD, amounting to 5% of the gross sales of the products and other related revenues developed from such activities, up to an amount of 150% from the grant received from BIRD by the Company indexed to the U.S. consumer price index.
Restricted bank deposit to secure credit card payments				175
New offices [member]
Contingent Liabilities and Commitments (Textual)
Future minimum lease fees payable 2019				570
Future minimum lease fees payable 2020				414
Vehicles [member]
Contingent Liabilities and Commitments (Textual)
Future minimum lease fees payable 2019				159
Future minimum lease fees payable 2020				139
Future minimum lease fees payable 2021				₪ 56
USD [Member]
Contingent Liabilities and Commitments (Textual)
Aggregate grant value received | $			$ 120